Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 212	$ 179
Recorded Investment, Total	347	317
Unpaid Principal Balance, Total	345	316
Average recorded investment, Total	352	325
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	18	18
With an allowance recorded, Recorded Investment	39	31
With an allowance recorded, Unpaid Principal Balance	37	30
With an allowance recorded, Average recorded investment	41	31
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment		90
With no related allowance recorded, Unpaid Principal Balance		90
Related Allowance, Total	170	143
With no related allowance recorded, Average recorded investment		74
With an allowance recorded, Recorded Investment	260	171
With an allowance recorded, Unpaid Principal Balance	260	171
With an allowance recorded, Average recorded investment	277	195
Retail [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	22	17
With an allowance recorded, Recorded Investment	45	23
With an allowance recorded, Unpaid Principal Balance	45	23
With an allowance recorded, Average recorded investment	32	23
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	2	1
With an allowance recorded, Recorded Investment	3	2
With an allowance recorded, Unpaid Principal Balance	3	2
With an allowance recorded, Average recorded investment	2	2
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	164	149
Recorded Investment, Total	540	491
Unpaid Principal Balance, Total	527	483
Average recorded investment, Total	524	460
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	3	4
With an allowance recorded, Recorded Investment	44	44
With an allowance recorded, Unpaid Principal Balance	44	43
With an allowance recorded, Average recorded investment	49	46
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	134	131
With an allowance recorded, Recorded Investment	457	420
With an allowance recorded, Unpaid Principal Balance	457	420
With an allowance recorded, Average recorded investment	443	378
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	21	12
With an allowance recorded, Recorded Investment	30	22
With an allowance recorded, Unpaid Principal Balance	17	15
With an allowance recorded, Average recorded investment	28	18
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	6	2
With an allowance recorded, Recorded Investment	9	5
With an allowance recorded, Unpaid Principal Balance	9	5
With an allowance recorded, Average recorded investment	$ 4	$ 18